Equity Incentive Plan (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares
Unvested at beginning of period	18,667	28,000	3,082
Granted	279,333	90,667	49,867
Vested	(21,333)	(100,000)	(24,949)
Unvested at end of period	276,667	18,667	28,000
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 36.75	$ 36.75	$ 39.9
Granted	$ 6.43	$ 13.5	$ 35.7
Vested	$ 19.71	$ 15.67	$ 35.1
Unvested at end of period	$ 7.46	$ 36.75	$ 36.75